Disposals of Subsidiaries and Disposal Groups Held for Sale - Gain/Loss on Disposal of Subsidiaries (Detail) - Disposal Groups Classified as Held for Sale [member] - Processingovyi Tsentr Rapida LLC (Russia) [member]
₽ in Millions
12 Months Ended
Dec. 31, 2016 RUB (₽)
Disclosure of subsidiaries [line items]
Net liabilities of Processingovyi Tsentr Rapida LLC derecognized on disposal	₽ 230
Disposal of indemnity asset related to the subsidiary	(240)
Loss on disposal	₽ (10)